Intangible assets - Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2025
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	9 years
Purchase contracts and brands
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	4 years
Software and other
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 years